Parent Company Only Condensed Financial Information (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income	$ 2,811	$ 2,612	$ 1,325
Adjustments to reconcile net income to net cash from operating activities
Change in other assets and liabilities	781	1,331	(68)
Net cash from operating activities	7,408	6,281	5,067
Cash flows from investing activities
Net cash from investing activities	(26,177)	(29,426)	(4,160)
Cash flows from financing activities
Proceeds from the exercise of stock options	20	0	0
Dividends paid	(710)	(706)	(706)
Net cash from financing activities	31,180	25,521	3,806
Net change in cash	12,411	2,376	4,713
Beginning cash and cash equivalents	15,213	12,837	8,124
Ending cash and cash equivalents	27,624	15,213	12,837
Parent Company [Member]
Cash flows from operating activities
Net income	2,811	2,612	1,325
Adjustments to reconcile net income to net cash from operating activities
Equity in undistributed net income of bank subsidiary	(2,261)	(2,652)	(1,385)
Equity in undistributed net loss of real estate subsidiary	73	1	28
Distributions in excess of net income of real estate subsidiary	73	0	0
Change in other assets and liabilities	58	76	(16)
Net cash from operating activities	681	37	(48)
Cash flows from investing activities
Investment in real estate subsidiary	0	(125)	(2,370)
Net cash from investing activities	0	(125)	(2,370)
Cash flows from financing activities
Proceeds from the exercise of stock options	20	0	0
Dividends paid	(711)	(706)	(706)
Net cash from financing activities	(691)	(706)	(706)
Net change in cash	(10)	(794)	(3,124)
Beginning cash and cash equivalents	520	1,314	4,438
Ending cash and cash equivalents	$ 510	$ 520	$ 1,314